Other Non-Current Assets (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Non-Current Assets [Abstract]
Summary of Other Non-Current Assets

	December 31, 2023		December 31, 2022
	(In millions of Korean won)
Prepaid Expenses(*)	₩	6,309	₩	2,036
Other	676		446
Total	₩	6,985	₩	2,482
(*)Prepaid Expenses consist of the minimum guaranteed royalty paid to third parties.